OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Noncurrent Liabilities [Abstract]
OTHER NON-CURRENT LIABILITIES
32.	OTHER NON-CURRENT LIABILITIES

	December 31,
	2018	2019
	Thousand US$	Thousand US$
Financial liabilities designated as fair value through profit or loss
Transaction (a)	1,378	1,394
Transaction (b)	57,487	69,526
Held for trading derivatives not designated in hedge accounting relationships (c)	1,127	1,401
Asset retirement obligation (d)	12,454	10,662
	72,446	82,983

(a)

During the year ended December 31, 2015, three subsidiaries of SSJ, which holds four IPP solar parks, entered into silent partnership agreements with JA Mitsui Lease (the “JAML”). JAML provided approximately  JPY63 million (US$519 thousand) in cash at the inception of the agreements, which amounted to 10% portion of total contributions in each subsidiaries, and in return are entitled to receive return in the next 15 years from the date of agreements based on an amount specified in accordance with formulas in the agreements. The fair value of this instrument is estimated based on the anticipated operating results and cash flows generated by the related solar parks for the contractual period of 15 years. The carrying amount of financial liabilities are US$1,378 thousand and US$1,394 thousand as at December 31, 2018 and 2019 with a loss associated with a change in fair value to the other loss of US$88 thousand in 2018 and other loss of US$73 thousand in 2019. The amount is designated as financial liabilities at FVTPL on initial recognition on the consolidated statements of financial position since the amount and timing of return is variable.

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	1,253	1,378
Repayment	(2)	(73)
Fair value effect during the year	88	73
Exchange difference	39	16
As at December 31,	1,378	1,394

(b)

On September 18, 2015, the Company’s wholly-owned subsidiary Energy Capital Investment S.a.r.l (“ECI”), and a third party Hudson Solar Cayman, LP (“Hudson”), a private equity and infrastructure firm entered into strategic partnership agreements to fund solar projects in Latin America. As part of this partnership, Hudson will invest US$50 million by way of the convertible notes issued by ECI for the constructions of solar projects in Chile and Uruguay, and then they will receive a 49 percent non-controlling equity in these projects upon their completion if it elects to convert the outstanding principal and interest on the notes into such equity interest. On July 15, 2016, the agreement was amended to change the underlying projects from those in Chile to US. As of December 31, 2018, US$48.2 million has been funded under this arrangement.

Under the note purchase agreement, initial amortization date means, for any notes, the earlier of the date which is nine months after the commercial operation date (for any projects, the date on which such projects enters into full commercial operation, achieves preliminary acceptance, achieves technical acceptance or other similar concept, as determined in accordance with the primary construction contract(s) for such project.) of the relevant project and twenty four months after the note purchase date. Then the maturity date of the notes will be the earlier of the twentieth anniversary of the initial amortization date or August 19, 2036. After all construction costs of project companies have been funded through long-term financing from Inter- American Development Bank, and upon completion of solar parks construction, the equity conversion will be effected. Hudson holds the conversion option and the mandatory prepayment option under the notes agreement.

If an equity conversion has not occurred or delayed more than one year, the repayment of principal and interest is paid semi-annually according to repayment schedule set out in each note and the date of the request for note purchase is based on the estimated commercial operation date. The outstanding principal balance of each note shall be due and payable in full on the maturity date. The share price for conversion is equal to the equity value of the relevant project company multiplied by the percentage ownership in such project company represented by such project company shares on the date of conversion. On each equity conversion date, the outstanding principal balance of the notes issued in connection with the project company that is the subject of the equity conversion.

On January 22, 2019, Hudson sent a notice of acceleration declaring that all Obligations (as defined in the Note Purchase Agreement), including the outstanding principal, accrued and unpaid interest and make-whole payment amount thereof, were immediately due. Hudson has also sent a demand on guaranty to the Company and certain of its subsidiaries who are guarantors of the notes under the Note Purchase Agreement pursuant to a guaranty dated September 18, 2015, and has initiated proceedings in some of the jurisdictions where the Company’s business or subsidiaries are located to enforce its collateral. On February 8, 2019, Hudson filed an action in New York Supreme Court seeking to enforce certain guaranties related to the Note Purchase Agreement against certain members of the Company. The Company intends to vigorously defend against Hudson’s other actions and proceedings in order to minimize interruptions to its business and operations.

On November 5, 2019, the Company entered into a settlement agreement with Hudson in connection with the lawsuit filed in New York. Under the settlement, Hudson agreed to dismiss its lawsuit and convert outstanding amounts of the notes issued to Hudson pursuant to the Note Purchase Agreement into equity interests in certain project companies owned by us in the United States, Uruguay, Chile, Czech Republic and Japan. The Company further agreed to Hudson’s purchasing additional equity interests in some of those project companies. However, the transactions have not been closed as contemplated by December 16, 2019, which is the closing date under the terms of the settlement agreement. Subsequent to the expiration of the settlement agreement, as of December 31, 2019, the notes issued to Hudson pursuant to the Note Purchase Agreement were not regarded as settled. Notwithstanding Hudson’s unwillingness to consummate the settlement in accordance with the existing settlement agreement, the Company is in discussions with Hudson about the possibility of entering into a partial settlement agreement of the obligations based on the terms of the settlement agreement dated November 5, 2019 and on a without prejudice basis, especially in connection with the Uruguay project companies.  Based on the negotiations to date, the Company expects that this dispute and negotiation will continue for a period the duration of which is currently unknown.  As a result, the Company still regarded these financial liabilities as non-current liabilities as of December 31, 2019. Moreover, due to the fact that Hudson has taken control of Energy Capital Investment S.à.r.l. (ECI I) and its 100% owned subsidiary Renewable Capital Investment 2 S.L. (RCI 2) and all of Renewable Capital Investment 2 S.L.’s Uruguay project company subsidiaries since January 24, 2019. Therefore, ECI I, RCI 2 and its five Uruguayan project companies were no longer the Company’s subsidiaries as of the date of this annual report, and the Company recorded disposal of subsidiaries (Note 35) for the year ended December 31, 2019. The price of such disposal has been recorded as zero, and the price will be expected to recorded as such until the compensation has been received from Hudson or a valid contract or agreement to provide the fair value of the investment in subsidiaries has been agreed by both the Company and Hudson in the future.

The Company accounted for the Hudson notes agreement as a financial liability designated as fair value through profit or loss (“FVTPL”) in accordance with IFRS9. The fair value on initial recognition is the transaction price. For the year ended December 31, 2018 and 2019, a loss of US$8.9 million and nil was recognized in other losses and gains respectively.

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	55,426	65,870
Interest addition during the year	6,510	7,488
Fair value effect during the year	8,914	—
Repayment during the year	(4,980)	(3,832)
As at December 31,	65,870	69,526
Less: amounts repayable within one year shown under current liabilities (Note 31)	8,383	—
Amounts shown under non-current liabilities	57,487	69,526

(c)

The interest rate swaps settle on a quarter basis. The floating and fixed rate on the interest rate swaps is the local interbank rate of Japan and USA. The Company will settle the difference between the fixed and floating rate on a net basis. During the year ended December 31, 2015, SSJ entered into two loan agreements totaling approximately JPY 2,300 million (US$19.1 million) in support of its business development. The loan agreements provide for a floating interest rate equal to 6-month Tokyo Interbank Offered Rate (“TIBOR”) plus 2.2%. To manage the interest rate exposure, SSJ entered into interest swap arrangements for the same period of the loan to swap the floating rate to a fixed interest rate equal to 3.16% and 3.08%.

During the years ended December 31, 2016, SSJ entered into one loan agreement totaling approximately JPY 1,570 million (US$13.5 million) in support of its business development. The loan agreement provides for a floating interest rate equal to 6-month TIBOR plus 2%. SSJ had interest swap arrangement for the same period of the loan to swap fixed interest rate equal to 2.68%.

The terms of the interest rate swap arrangements have been negotiated to match the terms of the respective designated hedged items. As not met the requirements, hedge accounting has not been applied, accordingly, the fair value changes of the interest rate swap, which amounted to a loss of US$30 thousand and a gain of US$20 thousand was recognized during the year ended December 31, 2018 and 2019 respectively.

The major terms of these contracts are as follows:

Notional amount	Maturity	Swaps
JPY 547,200,000	May 23, 2032	From 6-months JPY TIBOR+2.2% to 3.16%
JPY 1,752,800,000	May 31, 2032	From 6-months JPY TIBOR+ 2.2% to 3.08%
JPY 1,570,000,000	November 30, 2032	From 6-months JPY TIBOR+ 2% to 2.68%

Not designated for hedging Outstanding receive floating pay fixed contracts	Average contracted fixed interest rate		Notional principal value		Fair value liabilities
Japan	2019/12/31	2018/12/31	2019/12/31	2018/12/31	2019/12/31	2018/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2015 to 2032	2.93	2.93	35,604	35,217	1,110	1,117

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	1,064	1,117
Fair value effect during the year	30	(20)
Exchange difference	23	13
As at December 31,	1,117	1,110

During the year ended December 2016, the Company acquired 23 solar parks in the USA, and assumed three bank loans totaling US$5.65 million and interest rate swaps agreements. The loan agreement provides for a floating interest rate equal to US$ Federal Reserve statistical release H.15 (“Prime H.15”) for the loans, and interest swap arrangements allow the Company to swap the variable rates to fixed interest rates equal to 5.75%, 6.00% and 6.27%, respectively. The 5.75% and 6.27% related interest swap arrangements were terminated in 2017, due to the termination of loan agreements. During the years ended December 31, 2017, the Company entered into another loan agreement totaling approximately US$20.2 million, which provides for a floating interest rate equal to Prime H.15 for the loans, and interest swap arrangements allow the Company to swap the variable rates to fixed interest rates equal to 5%.

The terms of the interest rate swap arrangements have been negotiated to match the terms of the respective designated hedged items. As not met the requirements, hedge accounting has not been applied, accordingly, the fair value changes of the interest rate swaps, which amounted to US$54 thousand gain and US$281 thousand loss was recognized in the other losses for the year ended December 31, 2018 and 2019 respectively.

Notional amount	Maturity	Swaps
US$ 2,000,000	June 30, 2026	From 3-month-US$ Prime H.15 to 6%
US$ 20,200,000 (Note 27)	February 8, 2027	From 3-month-US$ Prime H.15 to 5%

Not designated for hedging Outstanding receive floating pay fixed contracts	Average contracted fixed interest rate		Notional principal value		Fair value liabilities
USA	2019/12/31	2018/12/31	2019/12/31	2018/12/31	2019/12/31	2018/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2014 to 2019	5.09	5.09	22,200	2,000	291	10

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	64	10
Repayment	—	—
Fair value effect during the year	(54)	281
As at December 31,	10	291

(d)

The asset retirement obligation liability reflects the present value of estimated cost of decommissioning associated with long-lived assets at a future date. The liabilities incurred, including those from acquisition, are US$826 thousand for the year ended December 31, 2018, and US$759 thousand for the year ended December 31, 2019. The liability decreased UDS 0.8M and US$2.7M, respectively, for the year ended December 31, 2018 and 2019 because of the disposal of IPP solar parks in Japan.